Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 31-1537655-010	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net increase in fair value of investments	$ 1,393,329,468
Interest	8,738,182
Dividends	87,075,517
Total investment income	1,489,143,167
Interest income from notes receivable from participants	8,447,843
Contributions:
Participants	303,877,175
Employer	190,606,180
Rollovers	85,511,057
Total contributions	579,994,412
Total additions	2,077,585,422
Deductions:
Benefits paid to participants	833,026,399
Plan expenses	3,012,062
Total deductions	836,038,461
Increase in assets available for benefits	1,241,546,961
Net assets available for benefits:
Beginning of year	8,325,133,144
End of year	$ 9,566,680,105